SHARE BASED COMPENSATION - Restricted Share Units (Details) - RSUs € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) EquityInstruments shares	Dec. 31, 2023 EUR (€) EquityInstruments shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
SHARE BASED COMPENSATION
Granted (in shares) | EquityInstruments	200,000	234,375
Fair value on date of grant (in dollar per share)			$ 4.61
Share-based compensation charge | €	€ 495	€ 1,329
Issuance of share capital upon exercise of RSUs (in shares) | shares	418,000	365,043
Exercised (in shares) | EquityInstruments	418,000	365,043
Issuance of share capital upon exercise of RSUs | €	€ 1,757	€ 2,365
Minimum
SHARE BASED COMPENSATION
Fair value on date of grant (in dollar per share)				$ 5.25
Maximum
SHARE BASED COMPENSATION
Fair value on date of grant (in dollar per share)				$ 6.53